Consolidated Statements of Profit or Loss and Other Comprehensive Income - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	₪ 238,845	₪ 355,553	₪ 388,684
Cost of revenue before fair value adjustments	203,252	247,214	229,727
Gross income before impact of changes in fair value	35,593	108,339	158,957
Unrealized changes to fair value adjustments of biological assets	6,458	261	13,054
Loss from fair value changes realized in the current year	11,818	3,505	16,928
Gross profit	30,233	105,095	155,083
Research and development expenses	414	388	632
General and administrative expenses	53,669	42,610	36,082
Sales and marketing expenses	54,225	53,269	56,533
Other expenses (income), net	(12,807)	47,138	2,128
Changes in the fair value of financial assets through profit or loss, net	(341)	665	174
Share based payments	2,281	2,592	8,907
Operating profit (loss)	(67,208)	(41,567)	50,627
Financing income	2,747	5,883	8,170
Financing expenses	22,862	25,601	14,955
Financing expenses, net	20,115	19,718	6,785
Profit (loss) before taxes on income	(87,323)	(61,285)	43,842
Tax (expense) benefit	14,530	(2,248)	(93)
Total comprehensive profit (loss) for the year	(72,793)	(63,533)	43,749
Attribution of net profit (loss) for the year:
To the Company’s shareholders	(67,795)	(61,959)	44,819
To non-controlling interests	(4,998)	(1,574)	(1,070)
Total	₪ (72,793)	₪ (63,533)	₪ 43,749
Earnings per share
Basic earnings (loss)	₪ (1.48)	₪ (1.36)	₪ 0.99
Diluted earnings (loss)	₪ (1.48)	₪ (1.36)	₪ 0.99